Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 157	€ 131	€ 158
Net interest on the net defined benefit liability (asset)	89	96	109
Past service cost	(1)	(21)	(6)
Total defined benefit expenses	244	206
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	148	121	148
Net interest on the net defined benefit liability (asset)	80	87	99
Past service cost	(1)	(16)	(5)
Total defined benefit expenses	227	192	242
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	8	10	11
Net interest on the net defined benefit liability (asset)	9	8	10
Past service cost		(5)	(1)
Total defined benefit expenses	€ 17	€ 13	€ 19